Supplement to the currently effective SUMMARY PROSPECTUS

Deutsche Mid Cap Value Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectus.

Richard Hanlon, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2015.

Mary Schafer, Director. Portfolio Manager of the fund. Began managing the fund in 2016.

Please Retain This Supplement for Future Reference

April 14, 2016

PROSTKR-621